Other Operating Expenses	12 Months Ended
Dec. 31, 2019
Other expense by nature [Abstract]
Other Operating Expenses
35.	Other operating expenses

	2019	2018	2017
Turnover tax	7,981,890	7,661,598	5,802,997
Provisions for reorganization	2,342,101	—	—
Provision for contingencies	2,107,762	955,641	619,552
Loss on initial recognition of loans bearing below market interest rate	1,520,175	985,803	519,486
Contributions to the Deposits Guarantee Fund (Note 46)	605,859	606,763	536,623
Expected credit losses on financial guarantee and loan commitments	379,386	57,339	—
Damage claims	168,361	298,159	317,993
Loss on sale of non-current assets held for sale	—	393,819	—
Other operating expenses	1,075,112	1,322,918	3,504,136

TOTAL	16,180,646	12,282,040	11,300,787